Share-based payment arrangements - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share price (in dollars per share)	$ 31.49	$ 37.97
Exercise price (in dollars per share)	$ 19.71	$ 37.97
Risk free interest rate (percent)	4.00%	2.98%
Expected volatility (percent)	35.50%	41.30%
Dividend yield (percent)	0.00%	0.00%
Expected term (in years)	6.0	1.1